Curasset Capital Management Core Bond Fund Class A (CMBAX) Investor Class (CMBVX) Institutional Class (CMBIX) Founders Class (CMBEX)	Curasset Capital Management Limited Term Income Fund Class A (CMIAX) Investor Class (CMIVX) Institutional Class (CMIIX) Founders Class (CMIFX)

8370 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Supplement date August 9, 2022
To the Prospectuses and Summary Prospectuses dated October 20, 2021

(as supplemented from time to time)

* * * * * * * * *

Effective February 14, 2022, Curasset Capital Management, LLC (the “Adviser), the investment adviser to the Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) and the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) (collectively, the “Funds”) agreed to lower the expense limits that are in place under an expense limitation arrangement for the Funds.

The section entitled “Fees and Expenses for the Core Bond Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Core Bond Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Core Bond Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Investor Class	Institutional Class	Founders Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum deferred sales charges (load) (as a percentage of the amount redeemed)	1.00%[1]	None	None	None
Maximum sales charge (load) imposed on reinvested dividend	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.36%	0.36%	0.36%	0.36%
Distribution and Service 12b-1 Fees	0.25%	0.25%	None	None

Other Expenses(2)	0.26%	0.26%	0.26%	0.21%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%	0.00%	0.00%
Shareholder Services Plan(2)	0.15%	0.15%	0.10%	None
Total Annual Fund Operating Expenses	1.02%	1.02%	0.72%	0.57%
Less Fee Waivers and/or Expense Reimbursements(3)	(0.11%)	(0.11%)	(0.06%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	0.91%	0.91%	0.66%	0.36%

(1)	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
(2)	Other Expenses, Shareholder Services Plan expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
(3)	Curasset Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Core Bond Fund expenses until September 30, 2023 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.66%, 0.66%, 0.66% and 0.36%, respectively, of the average daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Core Bond Fund within three years following the date such waiver and/or reimbursement was made, provided that the Core Bond Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These expense limits were put in place on February 14, 2022. Prior to February 14, 2022, the Adviser had set the limits at 0.75% of each of the Core Bond Fund’s classes of shares. This expense limitation agreement may be terminated prior to September 30, 2023 by the Adviser or the Board of Trustees of the Trust only by mutual written consent.

Expense Example

The following example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A	$464	$677

Investor Class	$93	$314

Institutional Class	$67	$224

Founders Class	$37	$161

The section entitled “Fees and Expenses for the Limited Term Income Fund is hereby replaced in its entirety with the following:

Fees and Expenses of Limited Term Income Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Limited Term Income Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Investor Class	Institutional Class	Founders Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum deferred sales charges (load) (as a percentage of the amount redeemed)	1.00%[1]	None	None	None
Maximum sales charge (load) imposed on reinvested dividend	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%	0.44%	0.44%	0.44%
Distribution and Service 12b-1 Fees	0.25%	0.25%	None	None

Other Expenses(2)	0.26%	0.26%	0.26%	0.21%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%	0.00%	0.00%
Shareholder Services Plan(2)	0.15%	0.15%	0.10%	None
Total Annual Fund Operating Expenses	1.10%	1.10%	0.80%	0.65%
Less Fee Waivers and/or Expense Reimbursements(3)	(0.11%)	(0.11%)	(0.06%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	0.99%	0.99%	0.74%	0.44%

(1)	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
(2)	Other Expenses, Shareholder Services Plan expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

(3)	Curasset Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Limited Term Income Fund expenses until September 30, 2023 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.74%, 0.74%, 0.74% and 0.44%, respectively, of the average daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Limited Term Income Fund within three years following the date such waiver and/or reimbursement was made, provided that the Limited Term Income Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These expense limits were put in place on February 14, 2022. Prior to February 14, 2022, the Adviser had set the limits at 0.85% of each of the Limited Term Income Fund’s classes of shares. This expense limitation agreement may be terminated prior to September 30, 2023 by the Adviser or the Board of Trustees of the Trust only by mutual written consent.

Expense Example

The following example is intended to help you compare the cost of investing in the Limited Term Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Limited Term Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Limited Term Income Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A	$472	$701
Investor Class	$101	$339
Institutional Class	$76	$249
Founders Class	$45	$187

This Supplement and the existing Prospectuses and Summary Prospectuses provide relevant information for all shareholders and should be retained for future reference. Both the Prospectuses and the Summary Prospectuses have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Funds’ toll-free at 1-800-673-0550.